SHARE CAPITAL - Normal Course Issuer Bid (Details) - CAD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 08, 2022	Jan. 31, 2022	Mar. 31, 2021
Share Capital
Shares repurchased		83,959,000	7,527,000
Average repurchase cost per share		$ 27.45	$ 40.83
Share repurchase cost		$ 2,304	$ 307
2021 NCIB
Share Capital
Repurchase of shares for cancellation, shares authorized	76,250,000	106,700,000				44,000,000
Percentage of shares issued and outstanding	5.00%	7.00%				2.90%
Shares repurchased	84,000,000.0
Average repurchase cost per share	$ 27.45
Share repurchase cost	$ 2,300
2022 NCIB
Share Capital
Repurchase of shares for cancellation, shares authorized				71,650,000
Percentage of shares issued and outstanding				5.00%
Common shares outstanding					1,435,748,494